PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 98.7%
Communication Services: 3.6%
7,413
(1)
Charter
Communications, Inc.
- Class A
$ 2,731,913
0 .3
21,184
Electronic Arts, Inc.
3,061,512
0 .3
17,726
Fox Corp. - Class A
1,003,292
0 .1
10,597
Fox Corp. - Class B
558,568
0 .1
19,675
(1)
Frontier
Communications
Parent, Inc.
705,545
0 .1
5,971
(1)
IAC, Inc.
274,308
0.0
29,801  Interpublic Group of
Cos., Inc.
809,395
0 .1
9,017  Iridium
Communications, Inc.
246,344
0.0
1,327
(1)
Liberty Broadband
Corp. - Class A
112,795
0.0
8,844
(1)
Liberty Broadband
Corp. - Class C
752,182
0 .1
13,313
(1)
Liberty Global Ltd.
- Class A
153,233
0.0
12,279
(1)
Liberty Global Ltd.
- Class C
146,980
0.0
1,862
(1)
Liberty Media Corp.-
Liberty Formula One
- Class A, Tracking
Stock
151,697
0.0
16,809
(1)
Liberty Media Corp.-
Liberty Formula One
- Class C, Tracking
Stock
1,512,978
0 .2
1,574
(1)
Liberty Media Corp.-
Liberty Live - Class A,
Tracking Stock
105,836
0.0
3,726
(1)
Liberty Media Corp.-
Liberty Live - Class C,
Tracking Stock
253,890
0.0
12,657
(1)
Live Nation
Entertainment, Inc.
1,652,751
0 .2
1,492
(1)
Madison Square
Garden Sports Corp.
290,522
0.0
20,058
Match Group, Inc.
625,810
0 .1
12,884  New York Times Co.
- Class A
639,046
0 .1
30,500
News Corp. - Class A
830,210
0 .1
9,123
News Corp. - Class B
277,065
0.0
2,351  Nexstar Media Group,
Inc.
421,346
0 .1
15,516
Omnicom Group, Inc.
1,286,432
0 .1
740
(2)
Paramount Global
- Class A
16,835
0.0
47,425
(2)
Paramount Global
- Class B
567,203
0 .1
47,377
(1)
Pinterest, Inc. - Class A
1,468,687
0 .2
5,646
Playtika Holding Corp.
29,190
0.0
42,099
(1)
ROBLOX Corp. - Class
A
2,453,951
0 .3
10,128
(1)
Roku, Inc.
713,416
0 .1
17,270
(2)
Sirius XM Holdings,
Inc.
389,352
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
13,821
(1)
Take-Two Interactive
Software, Inc.
$ 2,864,402
0 .3
6,323  TKO Group Holdings,
Inc.
966,218
0 .1
35,790
(1)
Trade Desk, Inc.
- Class A
1,958,429
0 .2
8,660
(1)
TripAdvisor, Inc.
122,712
0.0
6,471
(1)
Trump Media &
Technology Group
Corp.
126,443
0.0
194,567
(1)
Warner Bros
Discovery, Inc.
2,087,704
0 .2
22,740
(1)
ZoomInfo
Technologies, Inc.
227,400
0.0
32,595,592
3 .6
Consumer Discretionary: 10.2%
29,791
ADT, Inc.
242,499
0.0
4,778
(2)
Advance Auto Parts,
Inc.
187,345
0.0
5,043
(1)
Amer Sports, Inc.
134,799
0.0
18,813
(1)
Aptiv PLC
1,119,373
0 .1
20,986
Aramark
724,437
0 .1
2,040
(1)
AutoNation, Inc.
330,317
0.0
17,366  Bath & Body Works,
Inc.
526,537
0 .1
17,073
Best Buy Co., Inc.
1,256,744
0 .1
3,152
(1)
Birkenstock Holding
PLC
144,519
0.0
17,480
BorgWarner, Inc.
500,802
0 .1
5,088
Boyd Gaming Corp.
334,943
0.0
4,619
(1)
Bright Horizons Family
Solutions, Inc.
586,798
0 .1
5,264
Brunswick Corp.
283,466
0.0
5,082
(1)
Burlington Stores, Inc.
1,211,193
0 .1
16,950
(1)
Caesars
Entertainment, Inc.
423,750
0.0
9,201
(1)
Capri Holdings Ltd.
181,536
0.0
12,402
(1)
CarMax, Inc.
966,364
0 .1
82,258
(1)
Carnival Corp.
1,606,499
0 .2
2,849
Carter's, Inc.
116,524
0.0
8,672
(1)
Carvana Co.
1,813,142
0 .2
6,056
(1)
Cava Group, Inc.
523,299
0 .1
2,196
(2)
Choice Hotels
International, Inc.
291,585
0.0
5,584
Churchill Downs, Inc.
620,215
0 .1
2,563  Columbia Sportswear
Co.
193,993
0.0
92,839
(1)
Coupang, Inc.
2,035,959
0 .2
4,583
(1)
Crocs, Inc.
486,715
0 .1
22,748
D.R. Horton, Inc.
2,891,953
0 .3
9,393  Darden Restaurants,
Inc.
1,951,490
0 .2
12,158
(1)
Deckers Outdoor Corp.
1,359,386
0 .2
4,487  Dick's Sporting Goods,
Inc.
904,400
0 .1
240
(2)
Dillard's, Inc. - Class A
85,951
0.0
17,610
Dollar General Corp.
1,548,447
0 .2
16,209
(1)
Dollar Tree, Inc.
1,216,810
0 .1
2,787
Domino's Pizza, Inc.
1,280,487
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
36,291
(1)
DraftKings, Inc. - Class
A
$ 1,205,224
0 .1
3,016
(1)
Duolingo, Inc.
936,589
0 .1
8,757
(1)
Dutch Bros, Inc.
- Class A
540,657
0 .1
38,372
eBay, Inc.
2,598,936
0 .3
8,953
(1)
Etsy, Inc.
422,403
0.0
9,806
Expedia Group, Inc.
1,648,389
0 .2
4,363
(1)
Five Below, Inc.
326,898
0.0
8,413
(1)
Floor & Decor
Holdings, Inc. - Class A
676,994
0 .1
31,454
(1)(2)
GameStop Corp.
- Class A
702,053
0 .1
16,286
Gap, Inc.
335,654
0.0
12,413
Garmin Ltd.
2,695,235
0 .3
18,226
Gentex Corp.
424,666
0.0
11,147
Genuine Parts Co.
1,328,054
0 .1
2,292
(1)
Grand Canyon
Education, Inc.
396,562
0.0
10,924
H&R Block, Inc.
599,837
0 .1
9,179
Harley-Davidson, Inc.
231,770
0.0
11,146
Hasbro, Inc.
685,368
0 .1
19,202  Hilton Worldwide
Holdings, Inc.
4,369,415
0 .5
3,291  Hyatt Hotels Corp.
- Class A
403,147
0.0
8,865
(2)
Kohl's Corp.
72,516
0.0
27,925  Las Vegas Sands
Corp.
1,078,743
0 .1
4,336
Lear Corp.
382,522
0.0
10,674
Leggett & Platt, Inc.
84,431
0.0
18,435
Lennar Corp. - Class A
2,115,969
0 .2
875
Lennar Corp. - Class B
95,436
0.0
7,100
(1)
Light & Wonder, Inc.
614,931
0 .1
2,101
Lithia Motors, Inc.
616,728
0 .1
20,783
LKQ Corp.
884,109
0 .1
79,346
(1)(2)
Lucid Group, Inc.
192,017
0.0
21,980
Macy's, Inc.
276,069
0.0
2,793  Marriott Vacations
Worldwide Corp.
179,422
0.0
27,121
(1)
Mattel, Inc.
526,961
0 .1
18,356
(1)
MGM Resorts
International
544,072
0 .1
4,210
(1)
Mohawk Industries,
Inc.
480,698
0 .1
1,468
Murphy USA, Inc.
689,681
0 .1
33,295
Newell Brands, Inc.
206,429
0.0
8,029
Nordstrom, Inc.
196,309
0.0
35,160
(1)
Norwegian Cruise Line
Holdings Ltd.
666,634
0 .1
224
(1)
NVR, Inc.
1,622,743
0 .2
4,885
(1)
Ollie's Bargain Outlet
Holdings, Inc.
568,419
0 .1
12,092
(1)
Penn Entertainment,
Inc.
197,220
0.0
1,481  Penske Automotive
Group, Inc.
213,234
0.0
6,773
(1)
Planet Fitness, Inc.
- Class A
654,339
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
4,134
Polaris, Inc.
$ 169,246
0.0
2,988
Pool Corp.
951,230
0 .1
16,347
PulteGroup, Inc.
1,680,472
0 .2
4,452
PVH Corp.
287,777
0.0
28,948
(1)(2)
QuantumScape Corp.
120,424
0.0
3,166
Ralph Lauren Corp.
698,863
0 .1
1,195
(1)
RH
280,120
0.0
67,645
(1)(2)
Rivian Automotive, Inc.
- Class A
842,180
0 .1
26,095
Ross Stores, Inc.
3,334,680
0 .4
19,004  Royal Caribbean
Cruises Ltd.
3,904,182
0 .4
11,267  Service Corp.
International
903,613
0 .1
5,312
(1)
SharkNinja, Inc.
443,074
0 .1
10,561
(1)
Skechers USA, Inc.
- Class A
599,654
0 .1
18,626
Tapestry, Inc.
1,311,457
0 .1
13,446
(2)
Tempur Sealy
International, Inc.
805,146
0 .1
5,344
Texas Roadhouse, Inc.
890,471
0 .1
4,082
Thor Industries, Inc.
309,456
0.0
7,972
Toll Brothers, Inc.
841,763
0 .1
2,360
(1)
TopBuild Corp.
719,682
0 .1
42,794
Tractor Supply Co.
2,357,949
0 .3
5,275
Travel + Leisure Co.
244,180
0.0
3,710
(1)
Ulta Beauty, Inc.
1,359,863
0 .2
15,143
(1)
Under Armour, Inc.
- Class A
94,644
0.0
15,304
(1)
Under Armour, Inc.
- Class C
91,059
0.0
3,007
Vail Resorts, Inc.
481,180
0 .1
28,084
VF Corp.
435,864
0 .1
7,780
(1)
Wayfair, Inc. - Class A
249,193
0.0
13,845
Wendy's Co.
202,552
0.0
4,247
(2)
Whirlpool Corp.
382,782
0.0
9,771
Williams-Sonoma, Inc.
1,544,795
0 .2
2,354
Wingstop, Inc.
531,015
0 .1
6,069  Wyndham Hotels &
Resorts, Inc.
549,305
0 .1
8,023
Wynn Resorts Ltd.
669,920
0 .1
6,836
(1)
YETI Holdings, Inc.
226,272
0.0
22,587
Yum! Brands, Inc.
3,554,290
0 .4
93,838,113
10 .2
Consumer Staples: 4.7%
33,492  Albertsons Cos., Inc.
- Class A
736,489
0 .1
38,224  Archer-Daniels-
Midland Co.
1,835,134
0 .2
10,305
(1)
BellRing Brands, Inc.
767,310
0 .1
10,572
(1)
BJ's Wholesale Club
Holdings, Inc.
1,206,265
0 .1
695
(1)
Boston Beer Co., Inc.
- Class A
165,994
0.0
3,908  Brown-Forman Corp.
- Class A
130,801
0.0
13,830  Brown-Forman Corp.
- Class B
469,390
0.0
10,642
Bunge Global SA
813,262
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
15,388
Campbell Soup Co.
$ 614,289
0 .1
2,966  Casey's General
Stores, Inc.
1,287,363
0 .1
14,135
(1)
Celsius Holdings, Inc.
503,489
0 .1
19,556  Church & Dwight Co.,
Inc.
2,152,920
0 .2
9,950
Clorox Co.
1,465,137
0 .2
484  Coca-Cola
Consolidated, Inc.
653,400
0 .1
38,194
Conagra Brands, Inc.
1,018,634
0 .1
30,613
(1)
Coty, Inc. - Class A
167,453
0.0
12,725
(1)
Darling Ingredients,
Inc.
397,529
0.0
4,314
(1)
e.l.f. Beauty, Inc.
270,876
0.0
15,041
Flowers Foods, Inc.
285,929
0.0
3,736
(1)
Freshpet, Inc.
310,723
0.0
44,207
General Mills, Inc.
2,643,137
0 .3
7,615
(1)
Grocery Outlet Holding
Corp.
106,458
0.0
11,674
Hershey Co.
1,996,604
0 .2
23,239
Hormel Foods Corp.
719,015
0 .1
5,251
Ingredion, Inc.
709,988
0 .1
8,271
JM Smucker Co.
979,369
0 .1
21,014
Kellogg Co.
1,733,445
0 .2
153,511
Kenvue, Inc.
3,681,194
0 .4
53,185
Kroger Co.
3,600,093
0 .4
11,389  Lamb Weston
Holdings, Inc.
607,034
0 .1
13,348
(1)
Maplebear, Inc.
532,452
0 .1
20,191
McCormick & Co., Inc.
1,661,921
0 .2
13,696  Molson Coors
Beverage Co. - Class
B
833,675
0 .1
12,247
(1)
Performance Food
Group Co.
962,982
0 .1
3,310
(1)(2)
Pilgrim's Pride Corp.
180,428
0.0
4,179
(1)
Post Holdings, Inc.
486,268
0 .1
4,364  Reynolds Consumer
Products, Inc.
104,125
0.0
20
Seaboard Corp.
53,942
0.0
2,053
(1)
Smithfield Foods, Inc.
41,861
0.0
2,119  Spectrum Brands
Holdings, Inc.
151,614
0.0
39,400
Sysco Corp.
2,956,576
0 .3
22,545  Tyson Foods, Inc.
- Class A
1,438,596
0 .2
17,435
(1)
US Foods Holding
Corp.
1,141,295
0 .1
57,383  Walgreens Boots
Alliance, Inc.
640,968
0 .1
43,215,427
4 .7
Energy: 5.8%
27,206  Antero Midstream
Corp.
489,708
0 .1
23,248
(1)
Antero Resources
Corp.
940,149
0 .1
29,001
APA Corp.
609,601
0 .1
80,012
Baker Hughes Co.
3,516,527
0 .4
17,907
Cheniere Energy, Inc.
4,143,680
0 .4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
18,490  Chesapeake Energy
Corp.
$ 2,058,307
0 .2
4,865
Chord Energy Corp.
548,383
0 .1
7,723
Civitas Resources, Inc.
269,455
0.0
58,514
Coterra Energy, Inc.
1,691,055
0 .2
49,930
Devon Energy Corp.
1,867,382
0 .2
15,119  Diamondback Energy,
Inc.
2,417,226
0 .3
8,077
DT Midstream, Inc.
779,269
0 .1
47,238
EQT Corp.
2,523,926
0 .3
70,667
Halliburton Co.
1,792,822
0 .2
22,395
Hess Corp.
3,577,153
0 .4
12,410
HF Sinclair Corp.
408,041
0.0
155,407
Kinder Morgan, Inc.
4,433,762
0 .5
9,434  Matador Resources
Co.
481,983
0 .1
6,408
(2)
New Fortress Energy,
Inc.
53,250
0.0
31,093
NOV, Inc.
473,235
0.0
49,710
ONEOK, Inc.
4,932,226
0 .5
20,807
Ovintiv, Inc.
890,540
0 .1
52,447  Permian Resources
Corp.
726,391
0 .1
19,000  Range Resources
Corp.
758,670
0 .1
17,341
Targa Resources Corp.
3,476,350
0 .4
33,930
TechnipFMC PLC
1,075,242
0 .1
1,505  Texas Pacific Land
Corp.
1,994,110
0 .2
10,229
Viper Energy, Inc.
461,839
0.0
5,792  Weatherford
International PLC
310,162
0.0
97,563
Williams Cos., Inc.
5,830,365
0 .6
53,530,809
5 .8
Financials: 16.5%
2,384  Affiliated Managers
Group, Inc.
400,584
0.0
20,775
(1)
Affirm Holdings, Inc.
938,822
0 .1
44,266
Aflac, Inc.
4,921,937
0 .5
69,307
(2)
AGNC Investment
Corp.
663,961
0 .1
21,058
Allstate Corp.
4,360,480
0 .5
21,997
Ally Financial, Inc.
802,231
0 .1
5,752  American Financial
Group, Inc.
755,468
0 .1
7,712  Ameriprise Financial,
Inc.
3,733,456
0 .4
44,923  Annaly Capital
Management, Inc.
912,386
0 .1
28,917  Arch Capital Group
Ltd.
2,781,237
0 .3
14,831  Ares Management
Corp. - Class A
2,174,373
0 .2
19,708  Arthur J Gallagher &
Co.
6,803,990
0 .7
4,107
Assurant, Inc.
861,443
0 .1
3,895
Assured Guaranty Ltd.
343,149
0.0
6,146  Axis Capital Holdings
Ltd.
616,075
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
57,616  Bank of New York
Mellon Corp.
$ 4,832,254
0 .5
8,530
Bank OZK
370,629
0.0
44,530
(1)
Block, Inc.
2,419,315
0 .3
42,011
Blue Owl Capital, Inc.
841,900
0 .1
1,821
BOK Financial Corp.
189,657
0.0
4,699
(1)
Brighthouse Financial,
Inc.
272,495
0.0
19,143
Brown & Brown, Inc.
2,381,389
0 .3
17,547
Carlyle Group, Inc.
764,874
0 .1
8,455  Cboe Global Markets,
Inc.
1,913,282
0 .2
12,271  Cincinnati Financial
Corp.
1,812,672
0 .2
35,212  Citizens Financial
Group, Inc.
1,442,636
0 .2
1,761
CNA Financial Corp.
89,441
0.0
16,241
(1)
Coinbase Global, Inc.
- Class A
2,797,187
0 .3
16,735  Columbia Banking
System, Inc.
417,371
0.0
10,625
Comerica, Inc.
627,513
0 .1
9,884  Commerce
Bancshares, Inc.
615,081
0 .1
22,765  Corebridge Financial,
Inc.
718,691
0 .1
5,408
(1)
Corpay, Inc.
1,885,878
0 .2
499
(1)
Credit Acceptance
Corp.
257,659
0.0
4,713  Cullen/Frost Bankers,
Inc.
590,068
0 .1
20,045  Discover Financial
Services
3,421,682
0 .4
11,057  East West Bancorp,
Inc.
992,476
0 .1
25,044  Equitable Holdings,
Inc.
1,304,542
0 .1
2,841  Evercore, Inc. - Class
A
567,405
0 .1
3,405
Everest Re Group Ltd.
1,237,139
0 .1
28,548
F.N.B. Corp.
383,971
0.0
3,048  FactSet Research
Systems, Inc.
1,385,743
0 .1
20,799  Fidelity National
Financial, Inc.
1,353,599
0 .1
43,202  Fidelity National
Information Services,
Inc.
3,226,325
0 .3
54,154
Fifth Third Bancorp
2,122,837
0 .2
8,008  First American
Financial Corp.
525,565
0 .1
922  First Citizens
BancShares, Inc.
- Class A
1,709,499
0 .2
10,223
First Hawaiian, Inc.
249,850
0.0
41,755
First Horizon Corp.
810,882
0 .1
24,809  Franklin Resources,
Inc.
477,573
0.0
20,403
Global Payments, Inc.
1,997,862
0 .2
6,635
Globe Life, Inc.
873,962
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,864  Hanover Insurance
Group, Inc.
$ 498,193
0 .1
23,204  Hartford Financial
Services Group, Inc.
2,871,031
0 .3
4,251
Houlihan Lokey, Inc.
686,536
0 .1
115,726  Huntington
Bancshares, Inc.
1,737,047
0 .2
8,460  Interactive Brokers
Group, Inc. - Class A
1,400,891
0 .2
29,328
Invesco Ltd.
444,906
0.0
10,229  Janus Henderson
Group PLC
369,778
0.0
13,989  Jefferies Financial
Group, Inc.
749,391
0 .1
4,862
Kemper Corp.
325,025
0.0
74,178
KeyCorp
1,186,106
0 .1
1,765  Kinsale Capital Group,
Inc.
859,043
0 .1
8,785
Lazard, Inc.
380,390
0.0
13,655
Lincoln National Corp.
490,351
0 .1
14,353
Loews Corp.
1,319,184
0 .1
5,967  LPL Financial
Holdings, Inc.
1,952,044
0 .2
13,321
M&T Bank Corp.
2,381,129
0 .3
1,015
(1)
Markel Corp.
1,897,654
0 .2
2,960  MarketAxess Holdings,
Inc.
640,396
0 .1
20,149  MGIC Investment
Corp.
499,292
0 .1
2,139
Morningstar, Inc.
641,422
0 .1
6,093
MSCI, Inc.
3,445,592
0 .4
33,018
Nasdaq, Inc.
2,504,745
0 .3
15,528
Northern Trust Corp.
1,531,837
0 .2
260,107
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
2,663,496
0 .3
18,581  Old Republic
International Corp.
728,747
0 .1
9,059  OneMain Holdings,
Inc.
442,804
0.0
6,074  Pinnacle Financial
Partners, Inc.
644,087
0 .1
5,546
Popular, Inc.
512,284
0 .1
2,663
Primerica, Inc.
757,703
0 .1
18,189  Principal Financial
Group, Inc.
1,534,606
0 .2
7,200  Prosperity Bancshares,
Inc.
513,864
0 .1
28,814  Prudential Financial,
Inc.
3,217,948
0 .3
16,244  Raymond James
Financial, Inc.
2,256,454
0 .2
72,825  Regions Financial
Corp.
1,582,487
0 .2
5,264  Reinsurance Group of
America, Inc.
1,036,482
0 .1
4,112  RenaissanceRe
Holdings Ltd.
986,880
0 .1
41,620
Rithm Capital Corp.
476,549
0.0
6,649
RLI Corp.
534,114
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
53,856
(1)
Robinhood Markets,
Inc. - Class A
$ 2,241,487
0 .2
11,109
(2)
Rocket Cos., Inc.
- Class A
134,086
0.0
8,200  Ryan Specialty
Holdings, Inc.
605,734
0 .1
8,008
SEI Investments Co.
621,661
0 .1
4,918
(1)(2)
Shift4 Payments, Inc.
- Class A
401,850
0.0
16,922
SLM Corp.
496,999
0 .1
85,616
(1)
SoFi Technologies, Inc.
995,714
0 .1
25,514  Starwood Property
Trust, Inc.
504,412
0 .1
23,470
State Street Corp.
2,101,269
0 .2
7,956
Stifel Financial Corp.
749,933
0 .1
31,165
Synchrony Financial
1,649,875
0 .2
11,276  Synovus Financial
Corp.
527,040
0 .1
17,582  T. Rowe Price Group,
Inc.
1,615,258
0 .2
4,055
TFS Financial Corp.
50,241
0.0
37,100
(1)
Toast, Inc. - Class A
1,230,607
0 .1
6,744
TPG, Inc.
319,868
0.0
9,303  Tradeweb Markets,
Inc. - Class A
1,381,123
0 .1
14,553
Unum Group
1,185,487
0 .1
7,571
UWM Holdings Corp.
41,338
0.0
6,424  Virtu Financial, Inc.
- Class A
244,883
0.0
7,711
(3)
Voya Financial, Inc.
522,497
0 .1
23,553
W.R. Berkley Corp.
1,676,031
0 .2
13,678  Webster Financial
Corp.
705,101
0 .1
8,604  Western Alliance
Bancorp
661,045
0 .1
3,181
(1)
WEX, Inc.
499,481
0 .1
197  White Mountains
Insurance Group Ltd.
379,385
0.0
8,072  Willis Towers Watson
PLC
2,727,932
0 .3
5,200  Wintrust Financial
Corp.
584,792
0 .1
32,748
XP, Inc. - Class A
450,285
0.0
11,590
Zions Bancorp NA
577,877
0 .1
151,534,275
16 .5
Health Care: 9.2%
8,460
(1)
10X Genomics, Inc.
- Class A
73,856
0.0
7,303
(1)
Acadia Healthcare Co.,
Inc.
221,427
0.0
23,021  Agilent Technologies,
Inc.
2,692,997
0 .3
6,007
(1)
Align Technology, Inc.
954,272
0 .1
10,325
(1)
Alnylam
Pharmaceuticals, Inc.
2,787,957
0 .3
2,572
(1)
Amedisys, Inc.
238,244
0.0
13,888  AmerisourceBergen
Corp.
3,862,114
0 .4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
8,583
(1)
Apellis
Pharmaceuticals, Inc.
$ 187,710
0.0
54,362
(1)
Avantor, Inc.
881,208
0 .1
3,199
(1)
Azenta, Inc.
110,813
0.0
40,817  Baxter International,
Inc.
1,397,166
0 .2
11,677
(1)
Biogen, Inc.
1,597,881
0 .2
15,134
(1)
BioMarin
Pharmaceutical, Inc.
1,069,822
0 .1
1,516
(1)
Bio-Rad Laboratories,
Inc. - Class A
369,237
0.0
12,583
Bio-Techne Corp.
737,741
0 .1
8,763
Bruker Corp.
365,768
0.0
19,524
Cardinal Health, Inc.
2,689,821
0 .3
40,457
(1)
Centene Corp.
2,456,144
0 .3
9,653
(1)
Certara, Inc.
95,565
0.0
4,094
(1)
Charles River
Laboratories
International, Inc.
616,229
0 .1
1,177
Chemed Corp.
724,232
0 .1
15,644
(1)
Cooper Cos., Inc.
1,319,571
0 .1
3,778
(1)
DaVita, Inc.
577,921
0 .1
15,881  DENTSPLY SIRONA,
Inc.
237,262
0.0
31,276
(1)
Dexcom, Inc.
2,135,838
0 .2
10,067
(1)
Doximity, Inc. - Class A
584,188
0 .1
39,514
(1)
Elanco Animal Health,
Inc.
414,897
0.0
7,931  Encompass Health
Corp.
803,252
0 .1
4,445
(1)
Enovis Corp.
169,843
0.0
13,793
(1)
Envista Holdings Corp.
238,067
0.0
14,621
(1)
Exact Sciences Corp.
632,943
0 .1
22,491
(1)
Exelixis, Inc.
830,368
0 .1
7,180
(1)
Fortrea Holdings, Inc.
54,209
0.0
36,449  GE HealthCare
Technologies, Inc.
2,941,799
0 .3
8,973
(1)
Globus Medical, Inc.
- Class A
656,824
0 .1
2,131
(1)(2)
GRAIL, Inc.
54,426
0.0
9,894
(1)
Henry Schein, Inc.
677,640
0 .1
17,812
(1)
Hologic, Inc.
1,100,247
0 .1
9,664
Humana, Inc.
2,557,094
0 .3
6,515
(1)
IDEXX Laboratories,
Inc.
2,735,974
0 .3
12,769
(1)
Illumina, Inc.
1,013,092
0 .1
12,746
(1)
Incyte Corp.
771,770
0 .1
2,351
(1)
Inspire Medical
Systems, Inc.
374,467
0.0
5,598
(1)
Insulet Corp.
1,470,091
0 .2
8,249
(1)
Intra-Cellular
Therapies, Inc.
1,088,208
0 .1
12,559
(1)
Ionis Pharmaceuticals,
Inc.
378,905
0.0
14,448
(1)
IQVIA Holdings, Inc.
2,547,182
0 .3
4,729
(1)
Jazz Pharmaceuticals
PLC
587,105
0 .1
6,737
Labcorp Holdings, Inc.
1,567,969
0 .2
3,478
(1)
Masimo Corp.
579,435
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,037
(1)
Medpace Holdings,
Inc.
$ 620,654
0 .1
1,669
(1)
Mettler-Toledo
International, Inc.
1,970,939
0 .2
4,544
(1)
Molina Healthcare, Inc.
1,496,748
0 .2
9,178
(1)
Natera, Inc.
1,297,861
0 .1
7,993
(1)
Neurocrine
Biosciences, Inc.
884,026
0 .1
20,649
Organon & Co.
307,464
0.0
2,955
(1)
Penumbra, Inc.
790,197
0 .1
10,877
Perrigo Co. PLC
304,991
0.0
7,653
(2)
Premier, Inc. - Class A
147,550
0.0
17,410
QIAGEN NV
699,012
0 .1
8,897
Quest Diagnostics, Inc.
1,505,372
0 .2
5,291
(1)
QuidelOrtho Corp.
185,026
0.0
4,465
(1)
Repligen Corp.
568,127
0 .1
11,655
ResMed, Inc.
2,608,972
0 .3
9,715
Revvity, Inc.
1,027,847
0 .1
33,575
(1)
Roivant Sciences Ltd.
338,772
0.0
30,902  Royalty Pharma PLC
- Class A
961,979
0 .1
7,336
(1)
Sarepta Therapeutics,
Inc.
468,184
0 .1
11,110
(1)
Solventum Corp.
844,804
0 .1
12,090
(1)
Sotera Health Co.
140,969
0.0
7,900
STERIS PLC
1,790,535
0 .2
3,727
Teleflex, Inc.
515,034
0 .1
7,622
(1)
Tenet Healthcare Corp.
1,025,159
0 .1
7,128
(1)
Ultragenyx
Pharmaceutical, Inc.
258,105
0.0
3,500
(1)
United Therapeutics
Corp.
1,078,945
0 .1
4,533  Universal Health
Services, Inc. - Class B
851,751
0 .1
11,823
(1)
Veeva Systems, Inc.
- Class A
2,738,561
0 .3
95,126
Viatris, Inc.
828,547
0 .1
8,531
(1)
Viking Therapeutics,
Inc.
206,024
0.0
4,724
(1)
Waters Corp.
1,741,125
0 .2
5,819  West Pharmaceutical
Services, Inc.
1,302,758
0 .1
15,879  Zimmer Biomet
Holdings, Inc.
1,797,185
0 .2
84,534,014
9 .2
Industrials: 15.8%
9,499
A.O. Smith Corp.
620,855
0 .1
5,409
AAON, Inc.
422,605
0.0
2,468
Acuity Brands, Inc.
649,948
0 .1
5,619  Advanced Drainage
Systems, Inc.
610,504
0 .1
10,607
AECOM
983,587
0 .1
4,995
AGCO Corp.
462,387
0.0
8,370
Air Lease Corp.
404,355
0.0
9,842
(1)
Alaska Air Group, Inc.
484,423
0 .1
7,010
Allegion PLC
914,525
0 .1
6,925  Allison Transmission
Holdings, Inc.
662,515
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
11,890
(1)
Amentum Holdings,
Inc.
$ 216,398
0.0
8,049
AMERCO
476,340
0.0
52,460
(1)
American Airlines
Group, Inc.
553,453
0 .1
18,506
AMETEK, Inc.
3,185,623
0 .3
18,540
(1)
API Group Corp.
662,990
0 .1
3,487  Armstrong World
Industries, Inc.
491,249
0 .1
1,358
(1)(2)
Avis Budget Group,
Inc.
103,072
0.0
5,816
(1)
Axon Enterprise, Inc.
3,058,925
0 .3
11,326
(1)
AZEK Co., Inc.
553,728
0 .1
10,107  Booz Allen Hamilton
Holding Corp.
1,056,990
0 .1
9,076
(1)
Builders FirstSource,
Inc.
1,133,955
0 .1
7,307  BWX Technologies,
Inc.
720,836
0 .1
1,769
(1)
CACI International, Inc.
- Class A
649,081
0 .1
3,616
Carlisle Cos., Inc.
1,231,248
0 .1
12,072
(1)
Ceridian HCM Holding,
Inc.
704,160
0 .1
9,307  CH Robinson
Worldwide, Inc.
953,037
0 .1
32,093
(1)(2)
Clarivate PLC
126,125
0.0
4,081
(1)
Clean Harbors, Inc.
804,365
0 .1
69,966
CNH Industrial NV
859,182
0 .1
2,817  Comfort Systems USA,
Inc.
908,004
0 .1
15,219
(1)
Core & Main, Inc.
- Class A
735,230
0 .1
33,285
(1)
CoStar Group, Inc.
2,637,171
0 .3
3,919
Crane Co.
600,312
0 .1
3,934
Crane Holdings Co.
202,208
0.0
10,952
Cummins, Inc.
3,432,795
0 .4
3,057
Curtiss-Wright Corp.
969,894
0 .1
51,636
Delta Air Lines, Inc.
2,251,330
0 .2
9,623
Donaldson Co., Inc.
645,318
0 .1
10,992
Dover Corp.
1,931,075
0 .2
24,274  Dun & Bradstreet
Holdings, Inc.
217,010
0.0
3,647
EMCOR Group, Inc.
1,348,041
0 .1
9,847
Equifax, Inc.
2,398,335
0 .3
4,532
Esab Corp.
527,978
0 .1
4,075
(1)
Everus Construction
Group, Inc.
151,142
0.0
11,163  Expeditors
International of
Washington, Inc.
1,342,351
0 .1
45,886
Fastenal Co.
3,558,459
0 .4
16,038  Ferguson Enterprises,
Inc.
2,569,769
0 .3
10,524
Flowserve Corp.
513,992
0 .1
27,799
Fortive Corp.
2,034,331
0 .2
9,869  Fortune Brands
Innovations, Inc.
600,825
0 .1
2,823
(1)
FTI Consulting, Inc.
463,198
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
18,993
(1)
Gates Industrial Corp.
PLC
$ 349,661
0.0
4,646
(1)
Generac Holdings, Inc.
588,416
0 .1
13,768
Genpact Ltd.
693,632
0 .1
13,405
Graco, Inc.
1,119,452
0 .1
9,422
(1)
GXO Logistics, Inc.
368,212
0.0
11,442
(1)
Hayward Holdings, Inc.
159,273
0.0
3,533
HEICO Corp.
943,982
0 .1
6,510
HEICO Corp. - Class A
1,373,415
0 .1
6,531
Hexcel Corp.
357,638
0.0
32,482  Howmet Aerospace,
Inc.
4,213,890
0 .5
4,292
Hubbell, Inc.
1,420,266
0 .2
3,127  Huntington Ingalls
Industries, Inc.
638,033
0 .1
6,071
IDEX Corp.
1,098,669
0 .1
32,351
Ingersoll Rand, Inc.
2,589,051
0 .3
6,603
ITT, Inc.
852,843
0 .1
9,880
Jacobs Solutions, Inc.
1,194,393
0 .1
6,496  JB Hunt Transport
Services, Inc.
961,083
0 .1
10,666
KBR, Inc.
531,273
0 .1
4,564
(1)
Kirby Corp.
461,010
0.0
12,541  Knight-Swift
Transportation
Holdings, Inc.
545,408
0 .1
15,181  L3Harris Technologies,
Inc.
3,177,535
0 .3
2,820
Landstar System, Inc.
423,564
0.0
10,664
Leidos Holdings, Inc.
1,439,000
0 .2
2,569  Lennox International,
Inc.
1,440,772
0 .2
4,423  Lincoln Electric
Holdings, Inc.
836,655
0 .1
2,807
(1)(2)
Loar Holdings, Inc.
198,315
0.0
29,492
(1)
Lyft, Inc. - Class A
350,070
0.0
3,716
ManpowerGroup, Inc.
215,082
0.0
17,278
Masco Corp.
1,201,512
0 .1
5,021
(1)
MasTec, Inc.
586,001
0 .1
16,302  MDU Resources
Group, Inc.
275,667
0.0
4,267
(1)
Middleby Corp.
648,499
0 .1
2,970
MSA Safety, Inc.
435,669
0.0
3,683  MSC Industrial Direct
Co., Inc. - Class A
286,059
0.0
4,548
Nordson Corp.
917,423
0 .1
13,239
nVent Electric PLC
693,988
0 .1
15,505  Old Dominion Freight
Line, Inc.
2,565,302
0 .3
5,228
Oshkosh Corp.
491,850
0 .1
31,996
Otis Worldwide Corp.
3,301,987
0 .4
6,845
Owens Corning
977,603
0 .1
3,672
(1)
Parsons Corp.
217,419
0.0
6,565
(1)
Paycor HCM, Inc.
147,319
0.0
13,232
Pentair PLC
1,157,535
0 .1
11,643
Quanta Services, Inc.
2,959,418
0 .3
14,675
RB Global, Inc.
1,471,902
0 .2
2,278
(1)
RBC Bearings, Inc.
732,992
0 .1
5,320
Regal Rexnord Corp.
605,682
0 .1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
8,120  Robert Half
International, Inc.
$ 442,946
0.0
9,062  Rockwell Automation,
Inc.
2,341,440
0 .3
22,397
Rollins, Inc.
1,210,110
0 .1
3,337
Ryder System, Inc.
479,894
0 .1
2,122
(1)
Saia, Inc.
741,490
0 .1
3,722  Schneider National,
Inc. - Class B
85,048
0.0
3,904  Science Applications
International Corp.
438,302
0.0
11,994  Sensata Technologies
Holding PLC
291,094
0.0
3,396  Simpson
Manufacturing Co., Inc.
533,444
0 .1
3,579
(1)
SiteOne Landscape
Supply, Inc.
434,634
0.0
4,147
Snap-on, Inc.
1,397,580
0 .2
47,887
Southwest Airlines Co.
1,608,045
0 .2
9,307
(1)
Spirit AeroSystems
Holdings, Inc. - Class A
320,719
0.0
17,225  SS&C Technologies
Holdings, Inc.
1,438,804
0 .2
8,432
(1)(2)
Standardaero, Inc.
224,628
0.0
12,318  Stanley Black &
Decker, Inc.
947,008
0 .1
21,357
Tetra Tech, Inc.
624,692
0 .1
14,979
Textron, Inc.
1,082,233
0 .1
5,186
Timken Co.
372,718
0.0
8,111
Toro Co.
590,075
0 .1
15,553
TransUnion
1,290,743
0 .1
8,563
(1)
Trex Co., Inc.
497,510
0 .1
618
(1)
U-Haul Holding Co.
40,392
0.0
26,239
(1)
United Airlines
Holdings, Inc.
1,811,803
0 .2
5,249
United Rentals, Inc.
3,289,548
0 .4
1,597
Valmont Industries, Inc.
455,736
0.0
19,796
Veralto Corp.
1,929,120
0 .2
11,295
Verisk Analytics, Inc.
3,361,618
0 .4
28,697  Vertiv Holdings Co.
- Class A
2,071,923
0 .2
9,146
Vestis Corp.
90,545
0.0
2,772
Watsco, Inc.
1,409,008
0 .2
3,370  WESCO International,
Inc.
523,361
0 .1
13,665  Westinghouse Air
Brake Technologies
Corp.
2,478,148
0 .3
14,369
(2)
WillScot Mobile Mini
Holdings Corp.
399,458
0.0
4,718
Woodward, Inc.
860,988
0 .1
3,488
WW Grainger, Inc.
3,445,551
0 .4
9,162
(1)
XPO, Inc.
985,648
0 .1
19,370
Xylem, Inc.
2,313,940
0 .2
144,869,593
15 .8
Information Technology: 13.9%
11,934
(1)
Akamai Technologies,
Inc.
960,687
0 .1

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
9,385
(1)
Allegro MicroSystems,
Inc.
$ 235,845
0.0
8,889
Amdocs Ltd.
813,344
0 .1
9,049
Amkor Technology, Inc.
163,425
0.0
6,993
(1)
ANSYS, Inc.
2,213,704
0 .2
1,818
(1)
Appfolio, Inc. - Class A
399,778
0.0
21,024
(1)
AppLovin Corp. - Class
A
5,570,729
0 .6
4,210
(1)
Arrow Electronics, Inc.
437,124
0 .1
8,841
(1)
Astera Labs, Inc.
527,542
0 .1
6,888
Avnet, Inc.
331,244
0.0
11,248  Bentley Systems, Inc.
- Class B
442,496
0 .1
8,091
(1)
BILL Holdings, Inc.
371,296
0.0
9,386  Broadridge Financial
Solutions, Inc.
2,275,730
0 .3
38,667
(1)
CCC Intelligent
Solutions Holdings,
Inc.
349,163
0.0
10,769
CDW Corp.
1,725,840
0 .2
11,337
(1)
Ciena Corp.
685,095
0 .1
4,245
(1)
Cirrus Logic, Inc.
423,035
0.0
24,409
(1)
Cloudflare, Inc. - Class
A
2,750,650
0 .3
13,796
Cognex Corp.
411,535
0.0
39,899  Cognizant Technology
Solutions Corp. - Class
A
3,052,274
0 .3
9,993
(1)
Coherent Corp.
648,945
0 .1
3,714
Concentrix Corp.
206,647
0.0
19,842
(1)
Confluent, Inc. - Class
A
465,096
0 .1
61,441
Corning, Inc.
2,812,769
0 .3
24,359
(1)
Datadog, Inc. - Class A
2,416,656
0 .3
16,067
(1)
DocuSign, Inc.
1,307,854
0 .1
4,819  Dolby Laboratories,
Inc. - Class A
387,014
0.0
11,441
(1)
DoubleVerify Holdings,
Inc.
152,966
0.0
17,826
(1)
Dropbox, Inc. - Class A
476,132
0 .1
14,355
(1)
DXC Technology Co.
244,753
0.0
23,901
(1)
Dynatrace, Inc.
1,126,932
0 .1
6,977
(1)
Elastic NV
621,651
0 .1
10,561
(1)
Enphase Energy, Inc.
655,310
0 .1
12,069
(2)
Entegris, Inc.
1,055,796
0 .1
4,376
(1)
EPAM Systems, Inc.
738,844
0 .1
3,317
(1)
Euronet Worldwide,
Inc.
354,421
0.0
4,634
(1)
F5, Inc.
1,233,895
0 .1
1,902
(1)
Fair Isaac Corp.
3,507,592
0 .4
8,546
(1)
First Solar, Inc.
1,080,471
0 .1
5,953
(1)
Five9, Inc.
161,624
0.0
6,042
(1)
Gartner, Inc.
2,536,069
0 .3
43,571
Gen Digital, Inc.
1,156,374
0 .1
10,115
(1)
Gitlab, Inc. - Class A
475,405
0 .1
7,892
(1)
GLOBALFOUNDRIES,
Inc.
291,294
0.0
3,376
(1)
Globant SA
397,423
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
11,206
(1)
GoDaddy, Inc. - Class
A
$ 2,018,649
0 .2
6,560
(1)
Guidewire Software,
Inc.
1,229,082
0 .1
105,235  Hewlett Packard
Enterprise Co.
1,623,776
0 .2
75,141
HP, Inc.
2,080,654
0 .2
3,972
(1)
HubSpot, Inc.
2,269,164
0 .3
6,479
(1)
Informatica, Inc.
- Class A
113,059
0.0
1,421  Ingram Micro Holding
Corp.
25,209
0.0
2,166
(1)
IPG Photonics Corp.
136,761
0.0
8,550
Jabil, Inc.
1,163,398
0 .1
5,813  Jack Henry &
Associates, Inc.
1,061,454
0 .1
26,103
Juniper Networks, Inc.
944,668
0 .1
13,968
(1)
Keysight Technologies,
Inc.
2,091,987
0 .2
18,220
(1)
Kyndryl Holdings, Inc.
572,108
0 .1
10,914
(1)
Lattice Semiconductor
Corp.
572,439
0 .1
1,959
Littelfuse, Inc.
385,414
0.0
5,454
(1)
Lumentum Holdings,
Inc.
340,002
0.0
4,996
(1)
MACOM Technology
Solutions Holdings,
Inc.
501,498
0 .1
4,857
(1)
Manhattan Associates,
Inc.
840,455
0 .1
42,507  Microchip Technology,
Inc.
2,057,764
0 .2
18,525
(1)
MicroStrategy, Inc.
- Class A
5,340,202
0 .6
5,366
MKS Instruments, Inc.
430,085
0 .1
5,739
(1)
MongoDB, Inc.
1,006,621
0 .1
3,765  Monolithic Power
Systems, Inc.
2,183,625
0 .2
6,694
(1)
nCino, Inc.
183,884
0.0
16,270
NetApp, Inc.
1,429,157
0 .2
20,057
(1)
Nutanix, Inc. - Class A
1,400,179
0 .2
12,975
(1)
Okta, Inc.
1,365,230
0 .2
34,058
(1)
ON Semiconductor
Corp.
1,385,820
0 .2
3,925
(1)
Onto Innovation, Inc.
476,260
0 .1
165,090
(1)
Palantir Technologies,
Inc. - Class A
13,933,596
1 .5
25,781
Paychex, Inc.
3,977,493
0 .4
4,081
Paycom Software, Inc.
891,617
0 .1
3,477
(1)
Paylocity Holding
Corp.
651,381
0 .1
3,578
Pegasystems, Inc.
248,743
0.0
8,574
(1)
Procore Technologies,
Inc.
566,055
0 .1
9,489
(1)
PTC, Inc.
1,470,321
0 .2
24,603
(1)
Pure Storage, Inc.
- Class A
1,089,175
0 .1
7,468
(1)
Qorvo, Inc.
540,758
0 .1
6,399
(1)
RingCentral, Inc.
- Class A
158,439
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
9,231
(1)
Sandisk Corp.
$ 439,488
0 .1
22,672
(1)
SentinelOne, Inc.
- Class A
412,177
0.0
12,874  Skyworks Solutions,
Inc.
832,047
0 .1
39,714
(1)
Super Micro Computer,
Inc.
1,359,807
0 .2
6,040
TD SYNNEX Corp.
627,918
0 .1
3,711
(1)
Teledyne Technologies,
Inc.
1,847,002
0 .2
7,662
(1)
Teradata Corp.
172,242
0.0
12,518
Teradyne, Inc.
1,033,987
0 .1
19,519
(1)
Trimble, Inc.
1,281,422
0 .1
12,261
(1)
Twilio, Inc. - Class A
1,200,475
0 .1
3,398
(1)
Tyler Technologies,
Inc.
1,975,563
0 .2
334
(2)
Ubiquiti, Inc.
103,587
0.0
34,242
(1)
UiPath, Inc. - Class A
352,693
0.0
24,576
(1)
Unity Software, Inc.
481,444
0 .1
3,738  Universal Display
Corp.
521,376
0 .1
6,672
(1)
VeriSign, Inc.
1,693,821
0 .2
12,038
Vontier Corp.
395,448
0.0
27,694
(1)
Western Digital Corp.
1,119,668
0 .1
27,137
Western Union Co.
287,109
0.0
12,336
(1)(2)
Wolfspeed, Inc.
37,748
0.0
4,099
(1)
Zebra Technologies
Corp. - Class A
1,158,213
0 .1
21,135
(1)
Zoom Video
Communications, Inc.
- Class A
1,559,129
0 .2
7,467
(1)
Zscaler, Inc.
1,481,602
0 .2
127,782,617
13 .9
Materials: 5.3%
9,402
Albemarle Corp.
677,132
0 .1
19,774
Alcoa Corp.
603,107
0 .1
115,280
(2)
Amcor PLC
1,118,216
0 .1
5,290
AptarGroup, Inc.
784,930
0 .1
3,770
Ashland, Inc.
223,523
0.0
9,889
(1)
ATI, Inc.
514,525
0 .1
6,421
Avery Dennison Corp.
1,142,745
0 .1
17,445
(1)
Axalta Coating
Systems Ltd.
578,651
0 .1
23,658
Ball Corp.
1,231,872
0 .1
9,178  Berry Global Group,
Inc.
640,716
0 .1
8,756
Celanese Corp.
497,078
0 .1
13,909  CF Industries
Holdings, Inc.
1,086,988
0 .1
11,966
Chemours Co.
161,900
0.0
38,676
(1)
Cleveland-Cliffs, Inc.
317,917
0.0
55,145
Corteva, Inc.
3,470,275
0 .4
9,371
Crown Holdings, Inc.
836,456
0 .1
56,419
Dow, Inc.
1,970,152
0 .2
33,524  DuPont de Nemours,
Inc.
2,503,572
0 .3
2,666
Eagle Materials, Inc.
591,665
0 .1
9,238
Eastman Chemical Co.
813,960
0 .1
17,963
Element Solutions, Inc.
406,144
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
9,994
FMC Corp.
$ 421,647
0.0
23,802  Graphic Packaging
Holding Co.
617,900
0 .1
13,115
Huntsman Corp.
207,086
0.0
20,496  International Flavors &
Fragrances, Inc.
1,590,695
0 .2
41,955
International Paper Co.
2,238,299
0 .2
5,025
Louisiana-Pacific Corp.
462,200
0 .1
20,866  LyondellBasell
Industries NV - Class A
1,468,966
0 .2
4,914  Martin Marietta
Materials, Inc.
2,349,531
0 .3
25,342
Mosaic Co.
684,487
0 .1
10,363
(1)(2)
MP Materials Corp.
252,961
0.0
540
NewMarket Corp.
305,883
0.0
18,801
Nucor Corp.
2,262,512
0 .3
9,255
Olin Corp.
224,341
0.0
7,105  Packaging Corp. of
America
1,406,932
0 .2
18,534
PPG Industries, Inc.
2,026,693
0 .2
4,313  Reliance Steel &
Aluminum Co.
1,245,379
0 .1
5,263
Royal Gold, Inc.
860,553
0 .1
10,188
RPM International, Inc.
1,178,548
0 .1
3,409
Scotts Miracle-Gro Co.
187,120
0.0
11,676
Sealed Air Corp.
337,436
0.0
6,652
Silgan Holdings, Inc.
340,050
0.0
41,434
Smurfit WestRock PLC
1,867,016
0 .2
7,860
Sonoco Products Co.
371,306
0.0
11,482
Steel Dynamics, Inc.
1,436,169
0 .2
17,857  United States Steel
Corp.
754,637
0 .1
10,243
(1)
Valvoline, Inc.
356,559
0.0
10,607
Vulcan Materials Co.
2,474,613
0 .3
2,691
Westlake Corp.
269,181
0.0
48,370,224
5 .3
Real Estate: 7.6%
8,165
Agree Realty Corp.
630,256
0 .1
13,742  Alexandria Real Estate
Equities, Inc.
1,271,272
0 .1
27,059  American Homes 4
Rent - Class A
1,023,101
0 .1
22,807  Americold Realty Trust,
Inc.
489,438
0 .1
11,371  AvalonBay
Communities, Inc.
2,440,444
0 .3
12,586
Boston Properties, Inc.
845,653
0 .1
24,014  Brixmor Property
Group, Inc.
637,572
0 .1
8,293
Camden Property Trust
1,014,234
0 .1
24,520
(1)
CBRE Group, Inc.
- Class A
3,206,726
0 .4
13,382  Cousins Properties,
Inc.
394,769
0.0
34,850
Crown Castle, Inc.
3,632,415
0 .4
17,932
CubeSmart
765,876
0 .1
26,564  Digital Realty Trust,
Inc.
3,806,356
0 .4

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
3,937  EastGroup Properties,
Inc.
$ 693,503
0 .1
5,997
EPR Properties
315,502
0.0
15,130  Equity LifeStyle
Properties, Inc.
1,009,171
0 .1
30,277
Equity Residential
2,167,228
0 .2
5,117  Essex Property Trust,
Inc.
1,568,719
0 .2
16,765  Extra Space Storage,
Inc.
2,489,435
0 .3
6,766  Federal Realty
Investment Trust
661,850
0 .1
10,583  First Industrial Realty
Trust, Inc.
571,059
0 .1
20,875  Gaming and Leisure
Properties, Inc.
1,062,537
0 .1
28,346  Healthcare Realty
Trust, Inc.
479,047
0 .1
55,994  Healthpeak Properties,
Inc.
1,132,199
0 .1
8,370  Highwoods Properties,
Inc.
248,087
0.0
55,861  Host Hotels & Resorts,
Inc.
793,785
0 .1
2,485
(1)
Howard Hughes
Holdings, Inc.
184,089
0.0
49,051
Invitation Homes, Inc.
1,709,427
0 .2
23,338
Iron Mountain, Inc.
2,008,002
0 .2
3,787
(1)
Jones Lang LaSalle,
Inc.
938,835
0 .1
9,380
Kilroy Realty Corp.
307,289
0.0
52,797
Kimco Realty Corp.
1,121,408
0 .1
6,979  Lamar Advertising Co.
- Class A
794,071
0 .1
4,946
Lineage, Inc.
289,984
0.0
47,642
(2)
Medical Properties
Trust, Inc.
287,281
0.0
9,307  Mid-America
Apartment
Communities, Inc.
1,559,667
0 .2
9,885
(1)
Millrose Properties,
Inc.
262,051
0.0
14,950  National Retail
Properties, Inc.
637,617
0 .1
5,610  National Storage
Affiliates Trust
221,034
0.0
21,616  Omega Healthcare
Investors, Inc.
823,137
0 .1
16,341  Park Hotels & Resorts,
Inc.
174,522
0.0
12,373
Rayonier, Inc.
344,959
0.0
69,870
Realty Income Corp.
4,053,159
0 .4
14,471  Regency Centers
Corp.
1,067,381
0 .1
17,645  Rexford Industrial
Realty, Inc.
690,802
0 .1
8,601  SBA Communications
Corp.
1,892,306
0 .2
622
(1)(2)
Seaport Entertainment
Group, Inc.
13,354
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
25,935  Simon Property Group,
Inc.
$ 4,307,285
0 .5
14,524
STAG Industrial, Inc.
524,607
0 .1
10,103
Sun Communities, Inc.
1,299,650
0 .1
26,311
UDR, Inc.
1,188,468
0 .1
33,549
Ventas, Inc.
2,306,829
0 .3
84,451
VICI Properties, Inc.
2,754,792
0 .3
14,045
Vornado Realty Trust
519,525
0 .1
58,430
Weyerhaeuser Co.
1,710,830
0 .2
17,367
WP Carey, Inc.
1,096,031
0 .1
3,711
(1)
Zillow Group, Inc.
- Class A
248,117
0.0
12,435
(1)
Zillow Group, Inc.
- Class C
852,544
0 .1
69,539,287
7 .6
Utilities: 6.1%
56,837
AES Corp.
705,915
0 .1
20,537
Alliant Energy Corp.
1,321,556
0 .1
21,327
Ameren Corp.
2,141,231
0 .2
15,634  American Water Works
Co., Inc.
2,306,328
0 .3
12,408
Atmos Energy Corp.
1,918,029
0 .2
10,985  Brookfield Renewable
Corp.
306,701
0.0
51,729  CenterPoint Energy,
Inc.
1,874,142
0 .2
2,781  Clearway Energy, Inc.
- Class A
79,147
0.0
6,578  Clearway Energy, Inc.
- Class C
199,116
0.0
23,856
CMS Energy Corp.
1,791,824
0 .2
27,762  Consolidated Edison,
Inc.
3,070,200
0 .3
16,571
DTE Energy Co.
2,291,272
0 .2
30,494
Edison International
1,796,706
0 .2
34,176
Entergy Corp.
2,921,706
0 .3
20,181
Essential Utilities, Inc.
797,755
0 .1
17,849
Evergy, Inc.
1,230,689
0 .1
29,410
Eversource Energy
1,826,655
0 .2
80,209
Exelon Corp.
3,696,031
0 .4
46,149
FirstEnergy Corp.
1,865,343
0 .2
4,258
IDACORP, Inc.
494,865
0 .1
7,176
National Fuel Gas Co.
568,267
0 .1
37,437
NiSource, Inc.
1,500,849
0 .2
16,168
NRG Energy, Inc.
1,543,397
0 .2
16,020
OGE Energy Corp.
736,279
0 .1
175,034
PG&E Corp.
3,007,084
0 .3
9,099  Pinnacle West Capital
Corp.
866,680
0 .1
59,198
PPL Corp.
2,137,640
0 .2
39,975  Public Service
Enterprise Group, Inc.
3,289,942
0 .4
17,228
UGI Corp.
569,730
0 .1
27,197
Vistra Corp.
3,194,016
0 .3
25,353  WEC Energy Group,
Inc.
2,762,970
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
46,078
Xcel Energy, Inc.
$ 3,261,862
0 .4
56,073,927
6 .1
Total Common Stock
(Cost $445,662,052)
905,883,878
98 .7
EXCHANGE-TRADED FUNDS: 1.0%
102,301  iShares Russell Mid-
Cap ETF
8,702,746
1 .0
Total Exchange-Traded
Funds
(Cost $8,844,457)
8,702,746
1 .0
OTHER: —%
Communication Services: —%
14,786
(4)(5)(6)
GCI Liberty, Inc. -
Class A
—
—
Total Other
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $454,506,509)
914,586,624
99 .7
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 1.4%
Repurchase Agreements: 1.1%
2,325,893
(7)
Citadel Securities
LLC, Repurchase
Agreement dated
03/31/2025, 4.440%,
due 04/01/2025
(Repurchase
Amount $2,326,176,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.625%, Market Value
plus accrued interest
$2,372,703, due
04/15/25-02/15/55)
2,325,893
0 .3
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,715,440
(7)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,715,645,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,749,749, due
04/10/25-03/01/55)
$ 1,715,440
0 .2
1,270,057
(7)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $1,270,209,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.470%-
6.500%, Market Value
plus accrued interest
$1,295,458, due
06/01/28-02/01/55)
1,270,057
0 .1
2,398,503
(7)
RBC Dominion
Securities, Inc.,
Repurchase
Agreement dated
03/31/2025, 4.360%,
due 04/01/2025
(Repurchase
Amount $2,398,790,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$2,446,473, due
04/10/25-12/15/66)
2,398,503
0 .3

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
2,325,893
(7)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
03/31/2025, 4.470%,
due 04/01/2025
(Repurchase
Amount $2,326,178,
collateralized
by various U.S.
Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$2,369,265, due
04/15/26-02/15/53)
$ 2,325,893
0 .2
205,387
(7)
TD Securities (USA)
LLC, Repurchase
Agreement dated
03/31/2025, 4.370%,
due 04/01/2025
(Repurchase
Amount $205,412,
collateralized
by various U.S.
Government
Securities, 4.875%,
Market Value plus
accrued interest
$209,495, due
10/31/28)
205,387
0.0
Total Repurchase
Agreements
(Cost $10,241,173)
10,241,173
1 .1
Shares RA Value
Percentage
of Net
Assets
Mutual Funds: 0.3%
2,691,000
(8)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.270%
(Cost $2,691,000) $ 2,691,000 0 .3
Total Short-Term
Investments
(Cost $12,932,173)
12,932,173
1 .4
Total Investments in
Securities
(Cost $467,438,682) $ 927,518,797 101 .1
Liabilities in Excess
of Other Assets (10,057,564) (1.1)
Net Assets $ 917,461,233 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Investment in affiliate.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(6)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 905,883,878 $ — $ — $ 905,883,878
Exchange-Traded Funds 8,702,746 — — 8,702,746
Short-Term Investments 2,691,000 10,241,173 — 12,932,173
Total Investments, at fair value $ 917,277,624 $ 10,241,173 $ — $ 927,518,797
Liabilities Table
Other Financial Instruments+
Futures $ (887) $ — $ — $ (887)
Total Liabilities $ (887) $ — $ — $ (887)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 560,552 $ (2) $ (11,713) $ (26,340) $ 522,497 $ 3,591 $ 18,533 $ —
$ 560,552 $ (2) $ (11,713) $ (26,340) $ 522,497 $ 3,591 $ 18,533 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At March 31, 2025, Voya Russell™ Mid Cap Index Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
GCI Liberty, Inc. - Class A 5/23/2023 $ — $ —
$ — $ —
At March 31, 2025, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index 10 06/20/25 $ 2,938,600 $ (887)
$ 2,938,600 $ (887)

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 506,819,644
Gross Unrealized Depreciation (46,739,529)
Net Unrealized Appreciation $ 460,080,115